UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2011 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    January 19, 2012


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total:   163,145


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Apache Corp.	    	Common Stock	037411105		7,636 	84,306 				Sole	None	Sole
Berry Petro Co 	    	Common Stock	085789105		3,152 	75,000 				Sole	None	Sole
Cabot Oil & Gas, Corp.	Common Stock	127097103		16,026 	211,140 			Sole	None	Sole
Canadian Nrl Res Cop	Common Stock	136385101		13,399 	358,560 			Sole	None	Sole
Carrizo Oil & Gas, Inc.	Common Stock	144577103		8,673 	329,144 			Sole	None	Sole
Chesapeake Energy Corp.	Common Stock	165167107		2,302 	103,280 			Sole	None	Sole
Devon Energy Corp	Common Stock	25179M103		13,979 	225,466 			Sole	None	Sole
EQT Corp.		Common Stock	26884L109		11,406 	208,185 			Sole	None	Sole
Lone Pine Resource Inc	Common Stock	54222A106		4,872 	695,000 			Sole	None	Sole
Northern Oil & Gas Inc	Common Stock	665531109		9,298 	387,747 			Sole	None	Sole
Occidental Petro Corp.	Common Stock	674599105		13,387 	142,869 			Sole	None	Sole
Petroba Ener & Res Ltd	Common Stock	71645P106		777 	75,000 				Sole	None	Sole
Petroleum Develop Corp	Common Stock	716578109		3,810 	108,502 			Sole	None	Sole
Pioneer Nrl Resour Inc	Common Stock	723787107		14,998 	167,616 			Sole	None	Sole
Rosetta Resources, Inc.	Common Stock	777779307		3,575 	82,195 				Sole	None	Sole
SM Energy Company	Common Stock	78454L100		8,277 	113,235 			Sole	None	Sole
Suncor Energy Inc.	Common Stock	867224107		15,567 	539,967 			Sole	None	Sole
Swift Energy Company	Common Stock	870738101		12,010 	404,106 			Sole	None	Sole
